Interest in Subsidiaries (Details) - ZAR (R)					12 Months Ended
	Jan. 31, 2026	Sep. 01, 2025	Apr. 30, 2024	Mar. 01, 2023	Feb. 28, 2026	Feb. 28, 2025
Interest in Subsidiaries [Line Items]
Goodwill (in Rand)				R 6,200,000
Purchase price of repurchased ordinary shares (in Rand)		R 23,000,000
Cartrack Swaziland (Pty) Ltd [Member]
Interest in Subsidiaries [Line Items]
Voting interest acquired				76.00%
Consideration amount (in Rand)				R 9,120,000
Karooooo Cartrack Limited [Member]
Interest in Subsidiaries [Line Items]
Percentage of share capital					90.00%
Karooooo Management Company Pte Limited [Member]
Interest in Subsidiaries [Line Items]
Percentage of share capital					10.00%
Cartrack New Zealand Ltd [Member] | Bottom of range [member]
Interest in Subsidiaries [Line Items]
Percentage of increased repurchase and cancellation	51.00%
Cartrack New Zealand Ltd [Member] | Top of range [member]
Interest in Subsidiaries [Line Items]
Percentage of increased repurchase and cancellation	66.00%
Cartrack New Zealand Ltd [Member] | Karooooo Management Company Pte. Ltd. [Member]
Interest in Subsidiaries [Line Items]
Percentage of share capital					74.00%
Cartrack Holdings Proprietary Limited [Member]
Interest in Subsidiaries [Line Items]
Percentage of share capital					100.00%	100.00%
Cartrack Holdings Proprietary Limited [Member] | Karooooo Management Company Pte. Ltd. [Member]
Interest in Subsidiaries [Line Items]
Percentage of share capital					2.00%
Karooooo Logistics (Pty) Ltd [Member]
Interest in Subsidiaries [Line Items]
Percentage of share capital					81.00%	74.80%
Purchase price of repurchased ordinary shares (in Rand)			R 15,200,000
Karooooo Logistics (Pty) Ltd [Member] | Bottom of range [member]
Interest in Subsidiaries [Line Items]
Percentage of increased repurchase and cancellation		74.80%	70.10%
Karooooo Logistics (Pty) Ltd [Member] | Top of range [member]
Interest in Subsidiaries [Line Items]
Percentage of increased repurchase and cancellation		81.00%	74.80%